Consolidated Statements of Financial Position - CAD ($)	May 31, 2026	May 31, 2025
Current
Cash and cash equivalents	$ 38,298,048	$ 6,957,846
Deposits and prepaid expenses	801,199	1,161,722
Other receivables	253,376	304,424
Deferred transaction costs	0	137,051
Total current assets	39,352,623	8,561,043
Non-current
Property and equipment	8,364,196	4,109,459
Right of use assets	480,177	163,918
Total non-current assets	8,844,373	4,273,377
Total assets	48,196,996	12,834,420
Current
Trade payables and other current liabilities	707,067	468,037
Lease liability - current portion	89,436	60,621
Total current liabilities	796,503	528,658
Non-current
Lease liability - non-current portion	395,319	110,332
Derivative financial liability	17,150,532	403,053
Total non-current liabilities	17,545,851	513,385
Shareholders' equity
Share capital	79,176,198	38,114,675
Share subscription received	211,687	0
Warrant reserve	226,877	453,278
Contributed surplus	12,130,759	8,266,290
Accumulated deficit	(61,890,879)	(35,041,866)
Total equity	29,854,642	11,792,377
Total Liabilities and Shareholders' Equity	$ 48,196,996	$ 12,834,420